Consolidated Statement of Stockholders’ Equity (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Issuance of ordinary shares and warrants in connection with investments, net issuance costs	$ 153	$ 66	$ 47
Preferred Stock [Member] | Ordinary Shares [Member]
Issuance of ordinary shares and warrants in connection with investments, net issuance costs	$ 153	$ 66	$ 47